Note 9 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Intangible assets, cost	$ 507,695	$ 375,792
Intangible assets, amortization cost	250,739	199,600
Intangible assets. net	256,956	176,192
Customer Relationships [Member]
Intangible assets, cost	226,514	177,224
Intangible assets, amortization cost	98,241	82,028
Developed Technology Rights [Member]
Intangible assets, cost	262,614	184,641
Intangible assets, amortization cost	142,757	110,051
Trade Names [Member]
Intangible assets, cost	8,582	7,754
Intangible assets, amortization cost	5,124	4,456
Noncompete Agreements [Member]
Intangible assets, cost	9,985	6,173
Intangible assets, amortization cost	$ 4,617	$ 3,065